Fair value of financial instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Fair value of financial instruments

Note 31 – Fair value of financial instruments

In cases where market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. These techniques are significantly affected by the assumptions adopted, including the discount rate and estimate of future cash flows. The estimated fair value achieved through these techniques cannot be substantiated by comparison with independent markets and, in many cases, it cannot be realized in the immediate settlement of the instrument.

The following table summarizes the carrying and estimated fair values for financial instruments:

	12/31/2017		12/31/2016
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Financial assets
Cash and deposits on demand and Central Bank compulsory deposits	117,586	117,586	104,242	104,242
Interbank deposits	29,053	29,117	22,692	22,731
Securities purchased under agreements to resell	244,707	244,707	265,051	265,051
Financial assets held for trading (*)	270,121	270,121	204,648	204,648
Financial assets designated at fair value through profit or loss (*)	1,746	1,746	1,191	1,191
Derivatives (*)	22,843	22,843	24,231	24,231
Available-for-sale financial assets (*)	102,284	102,284	88,277	88,277
Held-to-maturity financial assets	36,560	37,792	40,495	40,749
Loan operations and lease operations	465,472	471,846	463,394	472,704
Other financial assets	59,568	59,568	53,917	53,917
Financial liabilities
Deposits	402,938	402,911	329,414	329,371
Securities sold under repurchase agreements	312,634	312,634	349,164	349,164
Financial liabilities held for trading (*)	465	465	519	519
Derivatives (*)	26,746	26,746	24,698	24,698
Interbank market debt	129,616	129,286	135,483	134,730
Institutional market debt	98,482	97,103	96,239	95,012
Liabilities for capitalization plans	3,301	3,301	3,147	3,147
Other financial liabilities	77,613	77,613	71,832	71,832

(*)	These assets and liabilities are recorded in the balance sheet at their fair value.

Financial instruments not included in the Balance Sheet (Note 36) are represented by Standby letters of credit and financial guarantees provided, which amount to R$ 79,703 (R$ 77,453 at 12/31/2016) with an estimated fair value of R$ 935 (R$ 1,066 at 12/31/2016).

The methods and assumptions adopted to estimate the fair value are defined below:

a)	Cash and deposits on demand, Central Bank compulsory deposits, Securities purchased under agreements to resell, Securities sold under repurchase agreements and liabilities for capitalization plans – The carrying amounts for these instruments approximate their fair values.

b)	Interbank deposits, deposits, Interbank market debt and Institutional market debt – ITAÚ UNIBANCO HOLDING estimates the fair values by discounting the estimated cash flows and adopting the market interest rates.

c)	Financial assets held for trading, including Derivatives (assets and liabilities), Financial assets designated at fair value through profit or loss, Available-for-sale financial assets, Held-to-maturity financial assets and Financial liabilities held for trading – Under normal conditions, market prices are the best indicators of the fair values of financial instruments. However, not all instruments have liquidity or quoted market prices and, in such cases, the adoption of present value estimates and other pricing techniques are required. In the absence of quoted prices from National Association of Financial Market Institutions (ANBIMA), the fair values of bonds are calculated based on the interest rates provided by others on the market (brokers). The fair values of corporate debt securities are computed by adopting criteria similar to those applied to interbank deposits, as described above. The fair values of shares are computed based on their prices quoted in the market. The fair values of derivative financial instruments were determined as follows:

•	Swaps: The cash flows are discounted to present value based on yield curves that reflect the appropriate risk factors. These yield curves may be drawn mainly based on the exchange price of derivatives at B3, of Brazilian government securities in the secondary market or derivatives and securities traded abroad. These yield curves may be used to obtain the fair value of currency swaps, interest rate swaps and swaps based on other risk factors (commodities, stock exchange indices, etc.).

•	Futures and forwards: Quotations on exchanges or criteria identical to those applied to swaps.

•	Options: The fair values are determined based on mathematical models (such as Black&Scholes) that are fed with implicit volatility data, interest rate yield curve and fair value of the underlying asset. Current market prices of options are used to compute the implicit volatilities. All these data are obtained from different sources (usually Bloomberg).

•	Credit: Inversely related to the probability of default (PD) in a financial instrument subject to credit risk. The process of adjusting the market price of these spreads is based on the differences between the yield curves with no risk and the yield curves adjusted for credit risk.

d)	Loan operations and lease operations – Fair value is estimated based on groups of loans with similar financial and risk characteristics, using valuation models. The fair value of fixed-rate loans was determined by discounting estimated cash flows, applying current interest rates for similar loans. For the majority of loans at floating rate, the carrying amount was considered close to their fair value. The fair value of loan and lease operations not overdue was calculated by discounting the expected payments of principal and interest through maturity, at the aforementioned rates. The fair value of overdue loan and lease transactions was based on the discount of estimated cash flows, using a rate proportional to the risk associated with the estimated cash flows, or on the underlying collateral. The assumptions related to cash flows and discount rates are determined using information available in the market and the borrower’s specific information of the debtor.

e)	Deposits – The fair value of fixed-rate loans with maturity dates was determined by discounting estimated cash flows, applying current interest rates for similar funding operations. Cash deposits are not considered in the fair value estimate. The assumptions related to cash flows and discount rates are determined based on information available in the market and information specific for each operation.

f)	Other financial assets / liabilities – primarily composed of receivables from credit card issuers, deposits in guarantee for contingent liabilities and trading and intermediation of securities. The carrying amounts for these assets/liabilities substantially approximate their fair values, since they principally represent amounts to be received in the short term from credit card holders and to be paid to credit card acquirers, judicially required deposits (indexed to market rates) made by ITAÚ UNIBANCO HOLDING as guarantees for lawsuits or very short-term receivables (generally with a maturity of approximately 5 (five) business days). All of these items represent assets / liabilities without significant associated market, credit and liquidity risks.

In accordance with IFRS, ITAÚ UNIBANCO HOLDING classifies fair value measurements in a fair value hierarchy that reflects the significance of inputs adopted in the measurement process.

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is a market in which transactions for the asset or liability being measured occur often enough and with sufficient volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or quoted prices vary substantially either over time or among market makers, or in which little information is released publicly; (iii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, etc.); (iv) inputs that are mainly derived from or corroborated by observable market data through correlation or by other means.

Level 3: Inputs are unobservable for the asset or liability. Unobservable information shall be used to measure fair value to the extent that observable information is not available, thus allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Financial assets for trading, Available for sale, and Designated at fair value through profit or loss:

Level 1: Highly-liquid securities with prices available in an active market are classified in Level 1 of the fair value hierarchy. This classification level includes most of the Brazilian Government Securities, securities of foreign governments, shares and debentures traded on stock exchanges and other securities traded in an active market.

Level 2: When the pricing information is not available for a specific security, the assessment is usually based on prices quoted in the market for similar instruments, pricing information obtained for pricing services, such as Bloomberg, Reuters and brokers (only when the prices represent actual transactions) or discounted cash flows, which use information for assets actively traded in an active market. These securities are classified into Level 2 of the fair value hierarchy and are comprised of certain Brazilian government securities, debentures, some government securities quoted in a less-liquid market in relation to those classified into Level 1, and some share prices in investment funds. ITAÚ UNIBANCO HOLDING does not hold positions in alternative investment funds or private equity funds.

Level 3: When no pricing information in an active market, ITAÚ UNIBANCO HOLDING uses internally developed models, from curves generated according to the proprietary model. The Level 3 classification includes some Brazilian government and private securities falling due after 2025 and securities that are not usually traded in an active market.

Derivatives:

Level 1: Derivatives traded on stock exchanges are classified in Level 1 of the hierarchy.

Level 2: For derivatives not traded on stock exchanges, ITAÚ UNIBANCO HOLDING estimates the fair value by adopting a variety of techniques, such as Black&Scholes, Garman & Kohlhagen, Monte Carlo or even the discounted cash flow models usually adopted in the financial market. Derivatives included in Level 2 are credit default swaps, cross currency swaps, interest rate swaps, plain vanilla options, certain forwards and generally all swaps. All models adopted by ITAÚ UNIBANCO HOLDING are widely accepted in the financial services industry and reflect all derivative contractual terms. Considering that many of these models do not require a high level of subjectivity, since the methodologies adopted in the models do not require major decisions and information for the model are readily observed in the actively quotation markets, these products were classified in Level 2 of the measurement hierarchy.

Level 3: The derivatives with fair values based on non-observable information in an active market were classified into Level 3 of the fair value hierarchy, and are comprised of non-standard options, certain swaps indexed to non-observable information, and swaps with other products, such as swap with option and USD Check, credit derivatives and futures of certain commodities. These operations have their pricing derived from a range of volatility using the basis of historical volatility.

All aforementioned valuation methodologies may result in a fair value that may not be indicative of the net realizable value or future fair values. However, ITAÚ UNIBANCO HOLDING believes that all methodologies used are appropriate and consistent with the other market participants. However, the adoption of other methodologies or assumptions different than those used to estimate fair value may result in different fair value estimates at the balance sheet date.

Distribution by level

The following table presents the breakdown of risk levels at 12/31/2017 and 12/31/2016 for financial assets held for trading and available-for-sale financial assets.

	12/31/2017				12/31/2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets held for trading	238,369	30,719	1,033	270,121	165,883	37,760	1,005	204,648

Investment funds	1,738	1,474	—	3,212	14	1,159	—	1,173
Brazilian government securities	227,749	2,817	1	230,567	157,369	2,654	1	160,024
Brazilian external debt bonds	3,210	—	—	3,210	5,325	—	—	5,325
Government securities – other countries	1,647	2,328	—	3,975	819	2,916	—	3,735

Argentina	1,466	—	—	1,466	651	—	—	651
Chile	39	12	—	51	—	127	—	127
Colombia	—	2,092	—	2,092	—	2,669	—	2,669
United States	100	—	—	100	78	—	—	78
Mexico	5	—	—	5	6	—	—	6
Paraguay	4	2	—	6	—	88	—	88
Uruguay	—	222	—	222	—	32	—	32
Other	33	—	—	33	84	—	—	84
Corporate securities	4,025	24,100	1,032	29,157	2,356	31,031	1,004	34,391

Shares	2,940	—	823	3,763	1,533	—	958	2,491
Bank deposit certificates	1	346	—	347	12	1,812	—	1,824
Securitized real estate loans	—	—	65	65	—	—	—	—
Debentures	487	2,637	134	3,258	216	2,949	25	3,190
Eurobonds and others	597	37	—	634	595	49	18	662
Financial credit bills	—	20,612	—	20,612	—	25,893	—	25,893
Promissory notes	—	391	—	391	—	—	—	—
Other	—	77	10	87	—	328	3	331
Available-for-sale financial assets	43,369	50,491	8,424	102,284	34,840	43,903	9,534	88,277

Investment funds	—	301	—	301	—	42	—	42
Brazilian government securities	25,561	709	219	26,489	17,039	671	228	17,938
Brazilian external debt bonds	12,790	—	—	12,790	14,065	—	—	14,065
Government securities – other countries	2,111	22,181	98	24,390	1,536	12,850	86	14,472

Chile	—	9,612	98	9,710	—	5,758	86	5,844
Colombia	—	3,346	—	3,346	—	1,155	—	1,155
Korea	—	1,944	—	1,944	—	2,673	—	2,673
Denmark	—	1,951	—	1,951	—	819	—	819
Spain	—	2,936	—	2,936	—	923	—	923
United States	1,567	—	—	1,567	1,427	—	—	1,427
France	544	—	—	544	—	—	—	—
Netherlands	—	—	—	—	101	—	—	101
Paraguay	—	1,800	—	1,800	—	1,111	—	1,111
Uruguay	—	592	—	592	—	411	—	411
Other	—	—	—	—	8	—	—	8
Corporate securities	2,907	27,300	8,107	38,314	2,200	30,340	9,220	41,760

Shares	1,085	63	1,195	2,343	817	—	568	1,385
Rural Product Note	—	2,288	540	2,828	—	876	549	1,425
Bank deposit certificates	—	688	115	803	—	2,527	114	2,641
Securitized real estate loans	—	1	1,761	1,762	—	—	2,095	2,095
Debentures	438	16,326	3,982	20,746	277	16,007	4,886	21,170
Eurobonds and others	1,384	3,678	514	5,576	1,105	5,615	995	7,715
Financial credit bills	—	619	—	619	—	2,816	—	2,816
Promissory notes	—	3,244	—	3,244	1	2,172	—	2,173
Other	—	393	—	393	—	327	13	340
Financial assets designated at fair value through profit or loss	1,746	—	—	1,746	1,191	—	—	1,191

Brazilian government securities	1,746	—	—	1,746	1,191	—	—	1,191
Financial liabilities held for trading	—	465	—	465	—	519	—	519

Structured notes	—	465	—	465	—	519	—	519

The following table presents the breakdown of risk levels at 12/31/2017 and 12/31/2016 for our derivative assets and liabilities.

	12/31/2017				12/31/2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivatives – assets	158	22,249	436	22,843	127	23,583	521	24,231

Futures	158	—	—	158	127	—	—	127
Swap – differential receivable	—	8,821	369	9,190	—	10,074	468	10,542
Options	—	3,271	66	3,337	—	4,745	47	4,792
Forwards (onshore)	—	6,911	—	6,911	—	4,971	—	4,971
Credit derivatives	—	137	—	137	—	181	—	181
Forwards (offshore)	—	2,950	—	2,950	—	3,459	—	3,459
Check of swap	—	68	—	68	—	88	—	88
Other derivatives	—	91	1	92	—	65	6	71

Derivatives – liabilities	—	(26,643)	(103)	(26,746)	—	(24,638)	(60)	(24,698)

Swap – differential payable	—	(13,590)	(102)	(13,692)	—	(13,165)	(56)	(13,221)
Options	—	(2,792)	(1)	(2,793)	—	(4,548)	(4)	(4,552)
Forwards (onshore)	—	(6,272)	—	(6,272)	—	(3,530)	—	(3,530)
Credit derivatives	—	(58)	—	(58)	—	(147)	—	(147)
Forwards (offshore)	—	(3,745)	—	(3,745)	—	(2,825)	—	(2,825)
Check of swap	—	(122)	—	(122)	—	(353)	—	(353)
Other derivatives	—	(64)	—	(64)	—	(70)	—	(70)

There were no significant transfer between Level 1 and Level 2 during the period from December 31, 2017 and December 31, 2016. Transfers to and from Level 3 are presented in movements of Level 3.

Measurement of fair value Level 2 based on pricing services and brokers

When pricing information is not available for securities classified as Level 2, pricing services, such as Bloomberg or brokers, are used to value such instruments.

In all cases, to assure that the fair value of these instruments is properly classified as Level 2, internal analysis of the information received are conducted, so as to understand the nature of the input used in the establishment of such values by the service provider.

Prices provided by pricing services that meet the following requirements are considered Level 2: input is immediately available, regularly distributed, provided by sources actively involved in significant markets and it is not proprietary.

Of the total of R$ 81,210 in financial instruments classified as Level 2, at December 31, 2017, pricing service or brokers were used to evaluate securities at the fair value of R$ 47,187, substantially represented by:

•	Debentures: When available, we use price information for transactions recorded in the Brazilian Debenture System (SND), an electronic platform operated by CETIP, which provides multiple services for transactions involving debentures in the secondary market. Alternatively, prices of debentures provided by ANBIMA are used. Its methodology includes obtaining, on a daily basis, illustration and non-binding prices from a group of market players deemed to be significant. Such information is subject to statistical filters established in the methodology, with the purpose of eliminating outliers.

•	Global and corporate securities: The pricing process for these securities consists in capturing from 2 to 8 quotes from Bloomberg, depending on the asset. The methodology consists in comparing the highest purchase prices and the lowest sale prices of trades provided by Bloomberg for the last day of the month. Such prices are compared with information from purchase orders that the Institutional Treasury of ITAÚ UNIBANCO HOLDING provides for Bloomberg. Should the difference between them be lower than 0.5%, the average price of Bloomberg is used. Should it be higher than 0.5% or if the Institutional Treasury does not provide information on this specific security, the average price gathered directly from other banks is used. The price of the Institutional Treasury is used as a reference only and never in the computation of the final price.

Level 3 recurring fair value measurements

The departments in charge of defining and applying the pricing models are segregated from the business areas. The models are documented, submitted to validation by an independent area and approved by a specific committee. The daily process of price capture, calculation and disclosure are periodically checked according to formally defined testing and criteria and the information is stored in a single and corporate history data base.

The most recurring cases of assets classified as Level 3 are justified by the discount factors used. Factors such as the fixed interest curve in Brazilian Reais and the TR coupon curve – and, as a result, its related factors – have inputs with terms shorter than the maturities of these fixed-income assets. For swaps, the analysis is carried out by index for both parties. There are some cases in which the inputs periods are shorter than the maturity of the derivative.

Level 3 recurring fair value changes

The tables below show the changes in balance sheet for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy.

	Fair value at 12/31/2016	Total gains or losses (realized / unrealized)	Purchases	Settlements	Transfers in and / or out of Level 3	Fair value at 12/31/2017	Total gains (losses) related to assets and liabilities still held at 12/31/2017
Financial assets held for trading	1,005	(269)	187	(351)	461	1,033	(290)

Brazilian government securities	1	—	—	—	—	1	—
Corporate securities	1,004	(269)	187	(351)	461	1,032	(290)
Shares	958	(135)	—	—	—	823	(287)
Securitized real estate loans	—	(111)	176	—	—	65	(1)
Debentures	25	(13)	2	(296)	416	134	(2)
Eurobonds and others	18	(17)	9	(19)	9	—	—
Financial credit bills		—	—	(36)	36	—	—
Other	3	7	—	—	—	10	—
Available-for-sale financial assets	9,534	(2,110)	4,348	(4,465)	1,117	8,424	(1,121)

Brazilian government securities	228	(9)	—	—	—	219	22
Government securities – abroad—Chile	86	4	469	(461)	—	98	—
Corporate securities	9,220	(2,105)	3,879	(4,004)	1,117	8,107	(1,143)
Shares	568	292	98	—	237	1,195	13
Rural Product Note	549	(99)	417	(419)	92	540	(80)
Bank deposit certificates	114	11	390	(400)	—	115	—
Securitized real estate loans	2,095	(402)	68	—	—	1,761	19
Debentures	4,886	(1,784)	2,363	(2,137)	654	3,982	(1,092)
Eurobonds and others	995	(112)	543	(1,046)	134	514	(3)
Other	13	(11)	—	(2)	—	—	—

	Fair value at 12/31/2016	Total gains or losses (realized / unrealized)	Purchases	Settlements	Transfers in and / or out of Level 3	Fair value at 12/31/2017	Total gains (losses) related to assets and liabilities still held at 12/31/2017
Derivatives—assets	521	(33)	101	(245)	92	436	17

Swap—differential receivable	468	(41)	—	(100)	42	369	32
Options	47	12	101	(143)	49	66	(14)
Credit derivatives	—	—	—	(1)	1	—	—
Other derivatives	6	(4)	—	(1)	—	1	(1)

Derivatives—liabilities	(60)	(117)	(15)	111	(22)	(103)	(57)

Swap – differential payable	(56)	(122)	—	97	(21)	(102)	(60)
Options	(4)	5	(15)	13	—	(1)	3
Credit derivatives	—	—	—	1	(1)	—	—

	Fair value at 12/31/2015	Total gains or losses (realized / unrealized)	Purchases	Settlements	Transfers in and / or out of Level 3	Fair value at 12/31/2016	Total gains (losses) related to assets and liabilities still held at 12/31/2016
Financial assets held for trading	60	(151)	87	(344)	1,353	1,005	(154)

Brazilian government securities	3	—	—	(2)	—	1	—
Corporate securities	57	(151)	87	(342)	1,353	1,004	(154)
Shares	—	(114)	—	—	1,072	958	(152)
Debentures	48	(37)	33	(306)	287	25	(2)
Eurobonds and others	6	—	54	(36)	(6)	18	—
Other	3	—	—	—	—	3	—
Available-for-sale financial assets	4,259	(677)	4,626	(4,380)	5,706	9,534	(685)

Investment funds	114	313	—	(427)	—	—	—
Brazilian government securities	212	(208)	—	220	4	228	11
Government securities – abroad—Chile	29	(44)	321	(220)	—	86	—
Corporate securities	3,904	(738)	4,305	(3,953)	5,702	9,220	(696)
Shares	267	119	—	(227)	409	568	76
Rural Product Note	52	(54)	1,205	(851)	197	549	(57)
Bank deposit certificates	130	2	483	(501)	—	114	—
Securitized real estate loans	2,037	58	11	(10)	(1)	2,095	(55)
Debentures	844	(739)	2,111	(994)	3,664	4,886	(653)
Eurobonds and others	26	(130)	446	(837)	1,490	995	(7)
Financial credit bills	367	14	—	(301)	(80)	—	—
Promissory notes	54	—	—	(54)	—	—	—
Other	127	(8)	49	(178)	23	13	—

	Fair value at 12/31/2015	Total gains or losses (realized / unrealized)	Purchases	Settlements	Transfers in and / or out of Level 3	Fair value at 12/31/2016	Total gains (losses) related to assets and liabilities still held at 12/31/2016
Derivatives—Assets	1,251	(713)	254	(728)	457	521	(7)

Swaps—differential receivable	1,189	(731)	8	(455)	457	468	21
Options	33	36	246	(268)	—	47	(28)
Other derivatives	29	(18)	—	(5)	—	6	—

Derivatives—Liabilities	(33)	18	(35)	96	(106)	(60)	(2)

Swaps - differential payable	(21)	9	(5)	67	(106)	(56)	(8)
Options	(12)	9	(30)	29	—	(4)	6

Sensitivity analyses operations of Level 3

The fair value of financial instruments classified in Level 3 (in which prices negotiated are not easily noticeable in active markets) is measured through assessment techniques based on correlations and associated products traded in active markets, internal estimates and internal models.

Significant unverifiable inputs used for measurement of the fair value of instruments classified in Level 3 are: interest rates, underlying asset prices and volatility. Significant variations in any of these inputs separately may give rise to significant changes in the fair value.

The table below shows the sensitivity of these fair values in scenarios of changes of interest rates, asset prices, or in scenarios vary in prices with shocks and the volatility for non-linear assets:

Sensitivity – Level 3 Operations		12/31/2017
		Impact
Risk factor groups	Scenarios	Result	Stockholders’ equity
	I	(1.9)	(2.4)
Interest rates	II	(47.0)	(55.4)
	III	(93.9)	(114.5)
	I	(146.6)	—
Currency, commodities, and ratios
	II	(293.2)	—
	I	(9.2)	—
Nonlinear
	II	(11.9)	—

The following scenarios are used to measure the sensitivity:

Interest rate

Shocks at 1, 25 and 50 basis points (scenarios I, II and III respectively) in the interest curves, both for increase and decrease, considering the largest losses resulting in each scenario.

Currencies, commodities and ratios

Shocks at 5 and 10 percentage points (scenarios I and II respectively) in prices of currencies, commodities and ratios, both for increase and decrease, considering the largest losses resulting in each scenario.

Non linear

Scenario I: Shocks at 5 percentage points in prices and 25 percentage points the level in volatility, both for increase and decrease, considering the largest losses resulting in each scenario.

Scenario II: Shocks at 10 percentage points in prices and 25 percentage points the level in volatility, both for increase and decrease, considering the largest losses resulting in each scenario.